Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Segments

The following tables present summary information by segment for the years ended March 31, 2025, 2024 and 2023, respectively:

	For the Year Ended
	March 31, 2025	March 31, 2024	March 31, 2023
Revenue from Online Education Service
Revenue from B2B2C Service	$5,663,747	$6,875,040	$10,358,996
Revenue from B2C Service	20,342	137,412	149,877
Revenue from Technological Development and Operation Service	502,556	210,768	183,740
Total	$6,186,645	$7,223,220	$10,692,613

Schedule of Revenue from Business Operation

All the Company’s revenue was generated from its business operation in China.

	For the Year Ended March 31, 2025
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,684,089	$502,556	$6,186,645
Cost of revenue and related tax	3,492,409	117,341	3,609,750
Gross profit	$2,191,680	$385,215	$2,576,895
Selling expense	783,313	69,256	852,569
Depreciation and amortization	$82,175	$7,266	$89,441
Total capital expenditures	$9,993	$883	$10,876
	For the Year Ended March 31, 2024
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$7,012,452	$210,768	$7,223,220
Cost of revenue and related tax	4,148,694	83,559	4,232,253
Gross profit	$2,863,758	$127,209	$2,990,967
Selling expense	1,035,525	31,124	1,066,649
Depreciation and amortization	$169,574	$5,097	$174,671
Total capital expenditures	$95,020	$-	$95,020

	For the Year Ended March 31, 2023
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$10,508,873	$183,740	$10,692,613
Cost of revenue and related tax	4,904,801	100,909	5,005,710
Gross profit	$5,604,072	$82,831	$5,686,903
Selling expense	1,109,743	19,403	1,129,146
Depreciation and amortization	$173,214	$3,029	$176,243
Total capital expenditures	$37,237	$-	$37,237

Schedule of Total Assets
	As of March 31, 2025	As of March 31, 2024
Total assets:
Online Education Service	$14,193,359	$15,706,920
Technological Development and Operation Service	1,254,899	449,503
Total Assets	$15,448,258	$16,156,423